Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2014
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.      Basis of Presentation and General Information:
Star Bulk Carriers Corp. (“Star Bulk”) is a public shipping company providing worldwide seaborne transportation solutions in the dry bulk sector. Star Bulk was incorporated in the Marshall Islands on December 13, 2006 and maintains executive offices in Athens, Greece.
Star Bulk shares started trading on the NASDAQ Global Select Market on December 3, 2007, under the ticker symbol SBLK. The accompanying unaudited interim condensed consolidated financial statements include the accounts of Star Bulk and its subsidiaries, which are hereinafter collectively referred to as the “Company,” and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements.
These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2014, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2014.
The unaudited interim condensed consolidated financial statements presented in this report should be read in conjunction with the Company's Annual Report on Form 20-F for the year ended December 31, 2013, filed with the SEC on March 21, 2014.
Below is the list of Star Bulk's subsidiaries, all wholly-owned, as of June 30, 2014:

Wholly Owned Subsidiaries	Vessel Name	DWT	Date Delivered to Star Bulk	Year Built
Star Bulk Management Inc.	—	—	—	—
Starbulk S.A.	—	—	—	—
Star Bulk Manning LLC	—	—	—	—

	Vessels in operation at June 30, 2014
Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
Star Big LLC	Star Big	168,404	July 25, 2011	1996
Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
Star Mega LLC	Star Mega	170,631	August 16, 2011	1994
Star Polaris LLC	Star Polaris	179,600	November 14, 2011	2011
Star Sirius LLC	Star Sirius	98,681	March 7, 2014	2011
Star Vega LLC	Star Vega	98,681	February 13, 2014	2011
Star Challenger I LLC	Star Challenger	61,462	December 12, 2013	2012
Star Challenger II LLC	Star Fighter	61,455	December 30, 2013	2013
Star Cosmo LLC	Star Cosmo	52,247	July 1, 2008	2005
Star Delta LLC	Star Delta (ex F Duckling)	52,434	January 2, 2008	2000
Star Epsilon LLC	Star Epsilon (ex G Duckling)	52,402	December 3, 2007	2001
Star Gamma LLC	Star Gamma (ex C Duckling)	53,098	January 4, 2008	2002
Star Kappa LLC	Star Kappa (ex E Duckling)	52,055	December 14, 2007	2001
Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
Star Theta LLC	Star Theta (ex J Duckling)	52,425	December 6, 2007	2003
Star Zeta LLC	Star Zeta (ex I Duckling)	52,994	January 2, 2008	2003

	Vessels disposed*
Lamda LLC	Star Sigma	184,403	April 15, 2008	1991
Star Alpha LLC	Star Alpha (ex A Duckling)	175,075	January 9,2008	1992
Star Beta LLC	Star Beta (ex B Duckling)	174,691	December 28, 2007	1993
Star Ypsilon LLC	Star Ypsilon	150,940	September 18, 2008	1991

*For vessels disposed refer to Note 5.

	Newbuildings at June 30, 2014
Wholly Owned Subsidiaries	Newbuildings Name	Type	DWT	Expected Delivery Date

STAR CAPE I LLC	HN 1338 (tbn Star Aries)	Capesize	180,000	June 2015 (1)
STAR ASIA I LLC	HN 5040 (tbn Star Aquarius)	Ultramax	60,000	June 2015
STAR SEEKER	HN 1372 (tbn Star Libra)	Newcastlemax	208,000	July 2015 (1)
STAR ASIA II LLC	HN 5043 (tbn Star Pisces)	Ultramax	60,000	September 2015
STAR AXE I LLC	HN NE 196 (tbn Star Antares)	Ultramax	61,000	September 2015 (1)
STAR AXE II LLC	HN NE 197 (tbn Star Lutas)	Ultramax	61,000	October 2015 (1)
STAR BREEZER	HN 1371 (tbn Star Virgo)	Newcastlemax	208,000	December 2015 (1)
STAR CAPE II LLC	HN 1339 (tbn Star Taurus)	Capesize	180,000	December 2015 (1)
STAR CASTLE I LLC	HN 1342 (tbn Star Gemini)	Newcastlemax	208,000	January 2016
STAR ENNEA LLC	HN NE 198 (tbn Star Poseidon)	Newcastlemax	209,000	February 2016 (1)
STAR CASTLE II LLC	HN 1343 (tbn Star Leo)	Newcastlemax	208,000	April 2016

(1) The indicated expected delivery dates for the respective newbuilding vessels reflect delivery dates that are earlier than the respective contracted delivery dates.

Below is the list of the vessels which are under commercial and technical management by the Star Bulk's wholly owned subsidiary Starbulk S.A. as of June 30, 2014. For each vessel Starbulk S.A. receives a fixed management fee of $0.75 per day.

Vessel Owning Company	Vessel Name	DWT	Effective Date of Management Agreement	Year Built

Global Cape Shipping LLC*	Kymopolia	176,990	January 30, 2014	2006
OOCAPE1 Holdings LLC *	Obelix	181,433	October 19, 2012	2011
Pacific Cape Shipping LLC*	Pantagruel	180,181	October 24, 2013	2004
Sea Cape Shipping LLC*	Big Bang	174,109	August 30, 2013	2007
Sky Cape Shipping LLC*	Big Fish	177,662	October 18, 2013	2004
Majestic Shipping LLC*	Madredeus	98,681	February 4, 2014	2011
Nautical Shipping LLC*	Amami	98,681	February 4, 2014	2011
Grain Shipping LLC*	Pendulum	82,619	February 17, 2014	2006
Mineral Shipping LLC*	Mercurial Virgo	81,545	February 17, 2014	2011
Hamon Shipping Inc	Marto	74,470	August 2, 2013	2001
Glory Supra Shipping LLC*	Strange Attractor	55,742	September 24, 2013	2006
Premier Voyage LLC *	Maiden Voyage	58,722	September 28, 2012	2012
Serenity Maritime Inc.	Serenity I	53,688	June 11, 2011	2006

*The respective companies are related parties, please refer to Note 3